Expense Example - FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO - FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO - Fidelity SAI Sustainable International Equity Fund - Fidelity SAI Sustainable International Equity Fund
Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 77
3 years	290
5 years	532
10 years	$ 1,225